                             Janus Investment Fund
                               Janus Equity Funds

                         SUPPLEMENT DATED JULY 1, 2004
                     TO THE CURRENTLY EFFECTIVE PROSPECTUS

1.  The following replaces the "Fees and Expenses" section in the Prospectus:

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Funds. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2003, restated to reflect reductions in the Funds' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Funds. However, if you sell shares of Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Technology Fund, Janus Overseas Fund, Janus Worldwide Fund or Janus Risk-Managed Stock Fund that you have held for three months or less, you may pay a redemption fee.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

        SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
 Sales Charges                                                None
 Redemption Fee on shares of Janus Global Life Sciences
   Fund, Janus Global Opportunities Fund, Janus Global
   Technology Fund, Janus Overseas Fund, Janus Worldwide
   Fund and Janus Risk-Managed Stock Fund held for three
   months or less (as a % of amount redeemed)                 2.00%(1)
 Exchange Fee                                                 None(2)

         ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                             TOTAL ANNUAL
                                  MANAGEMENT    OTHER       FUND OPERATING
                                     FEE       EXPENSES        EXPENSES
 GROWTH
 Janus Fund                         0.64%       0.24%           0.88%
 Janus Enterprise Fund              0.64%       0.37%           1.01%
 Janus Mercury Fund                 0.64%       0.31%           0.95%
 Janus Olympus Fund                 0.64%       0.34%           0.98%
 Janus Orion Fund                   0.64%       0.45%           1.09%
 INTERNATIONAL/GLOBAL
 Janus Global Life Sciences Fund    0.64%       0.34%           0.98%
 Janus Global Opportunities
 Fund(3)                            0.64%       0.52%           1.16%
 Janus Global Technology Fund       0.64%       0.42%           1.06%
 Janus Overseas Fund                0.64%       0.29%           0.93%
 Janus Worldwide Fund               0.60%       0.28%           0.88%
 CORE
 Janus Balanced Fund                0.55%       0.24%           0.79%
 Janus Core Equity Fund             0.60%       0.32%           0.92%
 Janus Growth and Income Fund       0.62%       0.26%           0.88%
 Janus Special Equity Fund          0.64%       0.37%           1.01%
 RISK-MANAGED
 Janus Risk-Managed Stock
 Fund(4)                            0.50%(5)    0.48%           0.98%
 VALUE
 Janus Mid Cap Value
 Fund - Investor Shares(6)          0.64%       0.43%           1.07%

 (1) The redemption fee may be waived in certain circumstances, as described in the Prospectus. Effective March 1, 2004, the redemption fee for the Funds listed increased from 1.00% to 2.00% on shares purchased on or after that date.
 (2) An exchange of Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Technology Fund, Janus Overseas Fund, Janus Worldwide Fund or Janus Risk-Managed Stock Fund shares held for three months or less may be subject to the Funds' redemption fee.
 (3) Formerly named Janus Global Value Fund.
 (4) For initial fiscal period February 28, 2003 through October 31, 2003.
 (5) Janus Capital's voluntary waiver of the Fund's management fee terminated June 25, 2004.
 (6) For the fiscal period May 1, 2003 through October 31, 2003.

  EXAMPLES:

 THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Funds' operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR       3 YEARS       5 YEARS       10 YEARS
 GROWTH
 Janus Fund                           $ 90          $281          $488         $1,084
 Janus Enterprise Fund                $103          $322          $558         $1,236
 Janus Mercury Fund                   $ 97          $303          $526         $1,166
 Janus Olympus Fund                   $100          $312          $542         $1,201
 Janus Orion Fund                     $111          $347          $601         $1,329
 INTERNATIONAL/GLOBAL
 Janus Global Life Sciences Fund      $100          $312          $542         $1,201
 Janus Global Opportunities
   Fund(1)                            $118          $368          $638         $1,409
 Janus Global Technology Fund         $108          $337          $585         $1,294
 Janus Overseas Fund                  $ 95          $296          $515         $1,143
 Janus Worldwide Fund                 $ 90          $281          $488         $1,084
 CORE
 Janus Balanced Fund                  $ 81          $252          $439         $  978
 Janus Core Equity Fund               $ 94          $293          $509         $1,131
 Janus Growth and Income Fund         $ 90          $281          $488         $1,084
 Janus Special Equity Fund            $103          $322          $558         $1,236
 RISK-MANAGED
 Janus Risk-Managed Stock Fund        $100          $312          $542         $1,201
 VALUE
 Janus Mid Cap Value
   Fund - Investor Shares             $109          $340          $590         $1,306

 (1) Formerly named Janus Global Value Fund.

2. The following replaces the first paragraph under Management Expenses in the "Management of the Funds" section of the Prospectus:

                                                         ANNUAL MANAGEMENT
                                    AVERAGE DAILY NET        FEE RATE
FUND NAME                            ASSETS OF FUND      PERCENTAGE (%)(1)
 GROWTH
  Janus Fund                        All Asset Levels           0.64
  Janus Enterprise Fund             All Asset Levels           0.64
  Janus Mercury Fund                All Asset Levels           0.64
  Janus Olympus Fund                All Asset Levels           0.64
  Janus Orion Fund                  All Asset Levels           0.64
 INTERNATIONAL/GLOBAL
  Janus Global Life Sciences Fund   All Asset Levels           0.64
  Janus Global Opportunities
     Fund(2)                        All Asset Levels           0.64
  Janus Global Technology Fund      All Asset Levels           0.64
  Janus Overseas Fund               All Asset Levels           0.64
  Janus Worldwide Fund              All Asset Levels           0.60
 CORE
  Janus Balanced Fund               All Asset Levels           0.55
  Janus Core Equity Fund            All Asset Levels           0.60
  Janus Growth and Income Fund      All Asset Levels           0.62
  Janus Special Equity Fund         All Asset Levels           0.64
 RISK-MANAGED
  Janus Risk-Managed Stock
     Fund(3)                        All Asset Levels           0.50
 VALUE
  Janus Mid Cap Value Fund(4)(5)    All Asset Levels           0.64

 (1) Effective July 1, 2004, Janus Capital has agreed to reduce each Fund's management fee as set forth in each Fund's Investment Advisory Agreement to the amount reflected.
 (2) Formerly named Janus Global Value Fund.
 (3) Janus Capital pays INTECH a subadvisory fee from its management fee for managing the Fund.
 (4) 50% of the management fee (less any waivers or expense reimbursements) is payable directly by the Fund to Perkins, the Fund's subadviser.
 (5) Under the advisory agreement with Janus Capital and subadvisory agreement with Perkins, the Fund paid Janus Capital and Perkins management fees calculated at an annual rate of 0.65% of its average daily net assets for the fiscal period April 21, 2003 through October 31, 2003. For the period October 1, 2002 through April 17, 2003, the Fund paid Berger Financial (the Fund's former adviser) a management fee calculated at an annual rate of 0.75% of its average daily net assets.

3. The information currently appearing under "Pending Legal Matters" in the "Other Information" section of the Prospectus is deleted and replaced in its entirety with the following:

PENDING LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in Fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees in connection with the review and approval of management contracts related to the Funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Fund investors, cases allegedly brought on behalf of the Funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the Funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Funds, the Janus fund Trustees, officers of the Funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action

(alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Funds.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

                             Janus Investment Fund
                               Janus Income Funds

                         SUPPLEMENT DATED JULY 1, 2004
                     TO THE CURRENTLY EFFECTIVE PROSPECTUS

1.  The following replaces the "Fees and Expenses" section in the Prospectus:

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Funds. The expenses shown are based upon gross expenses (without the effect of expense offset arrangements) for the fiscal year ended October 31, 2003, restated to reflect reductions in the Funds' management fees, where applicable, effective July 1, 2004.

SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Funds. However, if you sell shares of Janus High-Yield Fund that you have held for three months or less, you may pay a redemption fee.

ANNUAL FUND OPERATING EXPENSES are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

         SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
  Sales Charges                                                  None
  Redemption Fee on shares of Janus High-Yield Fund held for
   three months or less (as a % of amount redeemed)             2.00%(1)
  Exchange Fee                                                   None(2)

                      ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                JANUS                JANUS        JANUS SHORT-TERM    JANUS FEDERAL
                         FLEXIBLE INCOME FUND   HIGH-YIELD FUND      BOND FUND       TAX-EXEMPT FUND
  Management Fee                0.50%                0.59%              0.61%              0.50%
  Other Expenses                0.26%                0.26%              0.29%              0.30%
  Total Annual Fund
    Operating
    Expenses(3)                 0.76%                0.85%              0.90%              0.80%
  Expense Waivers               0.00%                0.00%            (0.26)%            (0.25)%
  Net Annual Fund
    Operating
    Expenses(3)                 0.76%                0.85%              0.64%              0.55%

                                       JANUS MONEY     JANUS TAX-EXEMPT    JANUS GOVERNMENT
  INVESTOR SHARES                      MARKET FUND     MONEY MARKET FUND   MONEY MARKET FUND
  Management Fee                           0.20%              0.20%               0.20%
  Other Expenses                           0.50%              0.50%               0.50%
  Total Annual Fund Operating
    Expenses(3)                            0.70%              0.70%               0.70%
  Expense Reductions                     (0.10)%            (0.10)%             (0.10)%
  Net Annual Fund Operating
    Expenses(3)                            0.60%              0.60%               0.60%

  (1) The redemption fee may be waived in certain circumstances, as described in the Prospectus. Effective March 1, 2004, the Fund's redemption fee increased from 1.00% to 2.00% on shares purchased on or after that date.
  (2) An exchange of Janus High-Yield Fund shares held for three months or less may be subject to the Fund's redemption fee.
  (3) Annual Fund Operating Expenses are stated both with and without contractual expense waivers or reductions by Janus Capital. Janus Capital has contractually agreed to continue to waive or reduce the Funds' total operating expenses by the amount indicated in the "Expense Waivers" or "Expense Reductions" row until at least March 1, 2006.

  EXAMPLES:
  THE FOLLOWING EXAMPLES ARE BASED ON FUND EXPENSES WITHOUT WAIVERS OR REDUCTIONS. These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Funds' operating expenses without waivers or reductions remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
  Janus Flexible Income Fund                  $78      $243      $422      $  942
  Janus High-Yield Fund                       $87      $271      $471      $1,049
  Janus Short-Term Bond Fund                  $92      $287      $498      $1,108
  Janus Federal Tax-Exempt Fund               $82      $255      $444      $  990
  Janus Money Market Fund - Investor Shares   $72      $224      $390      $  871
  Janus Tax-Exempt Money Market Fund -
    Investor Shares                           $72      $224      $390      $  871
  Janus Government Money Market Fund -
    Investor Shares                           $72      $224      $390      $  871

2. The following is intended to follow the second paragraph under Management Expenses in the "Management of the Funds" section of the Prospectus:

                                             ANNUAL MANAGEMENT
                         AVERAGE DAILY NET       FEE RATE        EXPENSE LIMIT
FUND NAME                  ASSETS OF FUND    PERCENTAGE (%)(1)   PERCENTAGE (%)
  Janus Flexible Income  First $300 Million        0.58               0.93(2)
    Fund
                         Over $300 Million         0.48
  Janus High-Yield Fund  First $300 Million        0.65               0.90(2)
                         Over $300 Million         0.55
  Janus Short-Term Bond  First $300 Million        0.64               0.64(2)
    Fund
                         Over $300 Million         0.54
  Janus Federal Tax-     First $300 Million        0.50               0.55(2)
    Exempt Fund
                         Over $300 Million         0.45
  Janus Money Market      All Asset Levels         0.20                N/A
    Fund
  Janus Tax-Exempt        All Asset Levels         0.20                N/A
    Money Market Fund
  Janus Government        All Asset Levels         0.20                N/A
    Money Market Fund

  (1) Effective July 1, 2004, Janus Capital has agreed to reduce each Fund's management fee, with the exception of the money market funds, as set forth in each Fund's Investment Advisory Agreement to the amount reflected.
  (2) Janus Capital has agreed to limit the Fund's total operating expenses (excluding distribution or shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least March 1, 2006.

3. The information currently appearing under "Pending Legal Matters" in the "Other Information" section of the Prospectus is deleted and replaced in its entirety with the following:

PENDING LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in Fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees in connection with the review and approval of management contracts related to the Funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Fund investors, cases allegedly brought on behalf of the Funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the Funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Funds, the Janus fund Trustees, officers of the Funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Funds.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

                             Janus Investment Fund
                            Janus Mid Cap Value Fund
                              Institutional Shares

                         SUPPLEMENT DATED JULY 1, 2004
                     TO THE CURRENTLY EFFECTIVE PROSPECTUS

1.  The following replaces the "Fees and Expenses" section in the Prospectus:

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Fund. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2003, restated to reflect a reduction in the Fund's management fee effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

              ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                 TOTAL ANNUAL             NET ANNUAL
                                                     FUND                    FUND
                         MANAGEMENT    OTHER      OPERATING     EXPENSE   OPERATING
                            FEE       EXPENSES     EXPENSES     WAIVERS    EXPENSES
  Janus Mid Cap Value
   Fund - Institutional
    Shares(1)(2)           0.64%       0.43%        1.07%       (0.30%)     0.77%

 (1) All expenses are stated both with and without contractual expense waivers by Janus Services LLC. Janus Services LLC has contractually agreed to waive the transfer agency fees applicable to the Fund's Institutional Shares to the level indicated until March 1, 2006.
 (2) For the fiscal period May 1, 2003 through October 31, 2003.

 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
  Janus Mid Cap Value
    Fund - Institutional Shares          $109      $340      $590      $1,306

2. The following replaces the first paragraph under Management Expenses in the "Management of the Fund" section of the Prospectus:

                                                         ANNUAL MANAGEMENT
                                     AVERAGE DAILY NET       FEE RATE
  FUND NAME                           ASSETS OF FUND     PERCENTAGE (%)(1)
  Janus Mid Cap Value Fund(2)(3)     All Asset Levels          0.64

 (1) Effective July 1, 2004, Janus Capital has agreed to reduce the Fund's management fee as set forth in the Fund's Investment Advisory Agreement to the amount reflected.
 (2) 50% of the management fee (less any waivers or expense reimbursements) is payable directly by the Fund to Perkins, the Fund's subadviser.
 (3) Under the advisory agreement with Janus Capital and subadvisory agreement with Perkins, the Fund paid Janus Capital and Perkins management fees calculated at an annual rate of 0.65% of its average daily net assets for the fiscal period April 21, 2003 through October 31, 2003. For the period October 1, 2002 through April 17, 2003, the Fund paid Berger Financial (the Fund's former adviser) a management fee calculated at an annual rate of 0.75% of its average daily net assets.

3. The information currently appearing under "Pending Legal Matters" in the "Other Information" section of the Prospectus is deleted and replaced in its entirety with the following:

PENDING LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in Fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees in connection with the review and approval of management contracts related to the Funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Fund investors, cases allegedly brought on behalf of the Funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the Funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Funds, the Janus fund Trustees, officers of the Funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Funds.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

                             Janus Investment Fund
                           Janus Small Cap Value Fund
                                Investor Shares

                         SUPPLEMENT DATED JULY 1, 2004
                     TO THE CURRENTLY EFFECTIVE PROSPECTUS

1.  The following replaces the "Fees and Expenses" section in the Prospectus:

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Fund. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2003, restated to reflect a reduction in the Fund's management fee effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

        ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                             TOTAL ANNUAL
                                                                 FUND
                                   MANAGEMENT     OTHER       OPERATING
                                      FEE        EXPENSES      EXPENSES
  Janus Small Cap Value Fund -
    Investor Shares(1)               0.72%        0.35%         1.07%

 (1) For the fiscal period May 1, 2003 through October 31, 2003.
 EXAMPLE:
 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
  Janus Small Cap Value
    Fund - Investor Shares               $109      $340      $590      $1,306

2. The following replaces the first paragraph under Management Expenses in the "Management of the Fund" section of the Prospectus:

                                                         ANNUAL MANAGEMENT
                                     AVERAGE DAILY NET       FEE RATE
  FUND NAME                           ASSETS OF FUND     PERCENTAGE (%)(1)
  Janus Small Cap Value Fund(2)      All Asset Levels          0.72

 (1) Effective July 1, 2004, Janus Capital has agreed to reduce the Fund's management fee as set forth in the Fund's Investment Advisory Agreement to the amount reflected.

 (2) Under the advisory agreement with Janus Capital and subadvisory agreement with Perkins, the Fund paid Janus Capital and Perkins management fees calculated at an annual rate of 0.75% of its average daily net assets for the fiscal period April 21, 2003 through October 31, 2003. For the period October 1, 2002 through April 17, 2003, the Fund paid Berger Financial (the Fund's former adviser) a management fee calculated at an annual rate of 0.78% of its average daily net assets.

3. The information currently appearing under "Pending Legal Matters" in the "Other Information" section of the Prospectus is deleted and replaced in its entirety with the following:

PENDING LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in Fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees in connection with the review and approval of management contracts related to the Funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Fund investors, cases allegedly brought on behalf of the Funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the Funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Funds, the Janus fund Trustees, officers of the Funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Funds.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

                             Janus Investment Fund
                           Janus Small Cap Value Fund
                              Institutional Shares

                         SUPPLEMENT DATED JULY 1, 2004
                     TO THE CURRENTLY EFFECTIVE PROSPECTUS

1.  The following replaces the "Fees and Expenses" section in the Prospectus:

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Fund. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2003, restated to reflect a reduction in the Fund's management fee effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

               ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  TOTAL ANNUAL              NET ANNUAL
                                                      FUND                     FUND
                         MANAGEMENT     OTHER      OPERATING     EXPENSE    OPERATING
                            FEE       EXPENSES      EXPENSES     WAIVERS     EXPENSES
  Janus Small Cap Value
   Fund - Institutional
    Shares(1)(2)           0.72%        0.35%        1.07%        (0.28%)     0.79%

 (1) All expenses are stated both with and without contractual expense waivers by Janus Services LLC. Janus Services LLC has contractually agreed to waive the transfer agency fees applicable to the Fund's Institutional Shares to the level indicated until March 1, 2006.
 (2) For the fiscal period May 1, 2003 through October 31, 2003.
 EXAMPLE:
 THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
  Janus Small Cap Value
    Fund - Institutional Shares            $109      $340      $590      $1,306

2. The following replaces the first paragraph under Management Expenses in the "Management of the Fund" section of the Prospectus:

                                                        ANNUAL MANAGEMENT
                                    AVERAGE DAILY NET       FEE RATE
  FUND NAME                           ASSETS OF FUND    PERCENTAGE (%)(1)
  Janus Small Cap Value Fund(2)      All Asset Levels         0.72

 (1) Effective July 1, 2004, Janus Capital has agreed to reduce the Fund's management fee as set forth in the Fund's Investment Advisory Agreement to the amount reflected.
 (2) Under the advisory agreement with Janus Capital and subadvisory agreement with Perkins, the Fund paid Janus Capital and Perkins management fees calculated at an annual rate of 0.75% of its average daily net assets for the fiscal period April 21, 2003 through October 31, 2003. For the period October 1, 2002 through April 17, 2003, the Fund paid Berger Financial (the Fund's former adviser) a management fee calculated at an annual rate of 0.78% of its average daily net assets.

3. The information currently appearing under "Pending Legal Matters" in the "Other Information" section of the Prospectus is deleted and replaced in its entirety with the following:

PENDING LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in Fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees in connection with the review and approval of management contracts related to the Funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Fund investors, cases allegedly brought on behalf of the Funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the Funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Funds, the Janus fund Trustees, officers of the Funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Funds.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

                             Janus Investment Fund
                               Janus Twenty Fund

                         SUPPLEMENT DATED JULY 1, 2004
                     TO THE CURRENTLY EFFECTIVE PROSPECTUS

1.  The following replaces the "Fees and Expenses" section in the Prospectus:

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Fund. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2003, restated to reflect a reduction in the Fund's management fee effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

         ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                MANAGEMENT    OTHER     TOTAL ANNUAL FUND
                                   FEE       EXPENSES   OPERATING EXPENSES
  Janus Twenty Fund               0.64%       0.23%           0.87%

 EXAMPLE:
 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
  Janus Twenty Fund                       $89      $278      $482      $1,073

2. The following replaces the first paragraph under Management Expenses in the "Management of the Fund" section of the Prospectus:

                                                         ANNUAL MANAGEMENT
                                     AVERAGE DAILY NET       FEE RATE
  FUND NAME                           ASSETS OF FUND     PERCENTAGE (%)(1)
  Janus Twenty Fund                  All Asset Levels          0.64

 (1) Effective July 1, 2004, Janus Capital has agreed to reduce the Fund's management fee as set forth in the Fund's Investment Advisory Agreement to the amount reflected.

3. The information currently appearing under "Pending Legal Matters" in the "Other Information" section of the Prospectus is deleted and replaced in its entirety with the following:

PENDING LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to: disclosure of portfolio holdings, trading by executives in Fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees in connection with the review and approval of management contracts related to the Funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Fund investors, cases allegedly brought on behalf of the Funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the Funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more

Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Funds, the Janus fund Trustees, officers of the Funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Funds.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

                             Janus Investment Fund
                               Janus Venture Fund

                         SUPPLEMENT DATED JULY 1, 2004
                     TO THE CURRENTLY EFFECTIVE PROSPECTUS

1.  The following replaces the "Fees and Expenses" section in the Prospectus:

FEES AND EXPENSES

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Fund. All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2003, restated to reflect a reduction in the Fund's management fee effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees or exchange fees. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

         ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                            MANAGEMENT      OTHER       TOTAL ANNUAL FUND
                               FEE         EXPENSES     OPERATING EXPENSES
  Janus Venture Fund          0.64%         0.29%             0.93%

 EXAMPLE:

 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
   Janus Venture Fund               $95        $296        $515        $1,143

2. The following replaces the first paragraph under Management Expenses in the "Management of the Fund" section of the Prospectus:

                                                         ANNUAL MANAGEMENT
                                     AVERAGE DAILY NET       FEE RATE
  FUND NAME                           ASSETS OF FUND     PERCENTAGE (%)(1)
  Janus Venture Fund                 All Asset Levels          0.64

 (1) Effective July 1, 2004, Janus Capital has agreed to reduce the Fund's management fee as set forth in the Fund's Investment Advisory Agreement to the amount reflected.

3. The information currently appearing under "Pending Legal Matters" in the "Other Information" section of the Prospectus is deleted and replaced in its entirety with the following:

PENDING LEGAL MATTERS

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint alleged that this practice is in contradiction to policies stated in the prospectuses for certain Janus funds.

The investigations by the NYAG, the SEC, and certain other agencies, including the Colorado Division of Securities and the Colorado Attorney General ("COAG"), also sought to determine whether late trading occurred in mutual funds managed by Janus Capital. The term "late trading" generally refers to the practice of permitting or processing a fund purchase or redemption in a manner that improperly allows the current day's fund share price to be used for an order that was placed or improperly processed at a time following the deadline for obtaining that day's share price (normally, 4:00 p.m. (eastern time)). Because many mutual fund transactions are cleared and settled through financial intermediaries, Janus Capital cannot exclude the possibility that one or more intermediaries may have submitted improper or unauthorized late trade transactions to Janus Capital in violation of Janus Capital's agreements with those intermediaries.

Other documentation and information sought by various regulatory agencies, including the National Association of Securities Dealers, the West Virginia Attorney General, the Florida Department of Financial Services, the NYAG, the SEC, the COAG, the Colorado Division of Securities and one or more U.S. Attorney offices, relate to a variety of matters, including but not limited to:

disclosure of portfolio holdings, trading by executives in Fund shares, certain revenue sharing arrangements, information related to cash and non-cash compensation paid to brokers, trading by Janus Capital investment personnel in portfolio securities owned by certain Janus funds, information provided to the Trustees in connection with the review and approval of management contracts related to the Funds, information related to certain types of distribution and sales arrangements with brokers and other distributors of mutual fund products, and other topics related to the foregoing. The Janus funds, Janus Capital Group Inc. and its subsidiaries have either complied with or intend to comply with these subpoenas and other document and information requests.

On April 27, 2004, Janus Capital announced agreements in principle with the NYAG, the COAG and the Colorado Division of Securities setting forth financial agreements and certain corporate governance and compliance initiatives that will be required by such regulators. Janus Capital also announced an agreement in principle with respect to monetary terms with the SEC, subject to the approval of the SEC Commissioners. Pursuant to such agreements, Janus Capital has agreed to pay $50 million in restoration to compensate investors for any adverse effects of frequent trading and $50 million in civil penalties. Janus Capital also agreed to reduce its management fees in the amount of $25 million per year for five years. Specific fee reductions, effective July 1, 2004, were determined on a fund-by-fund basis and were calculated using assets under management as of May 31, 2004. Therefore, the total reduction in revenue over a five-year period could be greater than or less than $125 million, depending on whether assets under management in the affected funds increase or decrease. Janus also agreed to make $1.2 million in other settlement-related payments required by the State of Colorado.

Subsequent to the initiation of the regulatory investigations, a number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals on behalf of Fund shareholders and shareholders of Janus Capital Group Inc. The factual allegations made in these actions are generally based on the NYAG complaint against Canary Capital and in general allege that Janus Capital allowed certain hedge funds and other investors to engage in "market timing" trades in certain Janus funds. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the federal securities laws; (ii) breach of fiduciary duties, as established by state common law or federal law, to the funds and/or individual investors; (iii) breach of contract; (iv) unjust enrichment; and (v) violations of Section 1962 of the Racketeering Influenced and Corrupt Organizations Act.

The "market timing" lawsuits include actions purportedly on behalf of a class of Fund investors, cases allegedly brought on behalf of the Funds themselves, a case asserting claims both on behalf of an investor class and derivatively on behalf of the Funds, cases brought on behalf of shareholders of Janus Capital Group Inc. on a derivative basis against the Board of Directors of Janus Capital Group Inc., purported ERISA actions against the managers of the Janus 401(k) plan, and a non-class "representative action" purportedly brought on behalf of the general public. The complaints also name various defendants. One or more Janus entities (Janus Capital Group Inc., Janus Capital Management LLC or Janus Capital Corporation) are named in every action. In addition, actions have been brought against Janus Investment Fund and/or one or more of the individual Funds, the Janus fund Trustees, officers of the Funds, officers of Janus Capital, officers of Janus Capital Group Inc., and directors of Janus Capital Group Inc.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. One action (alleging failure to adequately implement fair value pricing) has been remanded to state court in Madison County, Illinois and is not subject to the federal transfer procedures.

In addition to the "market timing" actions described above, civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Funds.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that any of the pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

                             Janus Investment Fund
                         Janus Equity and Income Funds
                         SUPPLEMENT DATED JULY 1, 2004
         TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

The following replaces the fourth paragraph in the "Investment Adviser and Subadvisers" section of the Statement of Additional Information:

The Funds pay a monthly management fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund and calculated at the annual rate as shown below for each Fund.

Effective July 1, 2004, Janus Capital agreed to reduce the annual rate of each Fund's management fee, as set forth in each Fund's Investment Advisory Agreement with Janus Capital and as shown below.

-----------------------------------------------------------------------------------
                                                            MANAGEMENT FEES
                                  AVERAGE DAILY NET     BEFORE           AFTER
FUND NAME                          ASSETS OF FUND    REDUCTION (%)   REDUCTION (%)
-----------------------------------------------------------------------------------
 GROWTH
  Janus Fund Fund                 All Asset Levels       0.65             0.64
  Janus Enterprise Fund           All Asset Levels       0.65             0.64
  Janus Mercury Fund              All Asset Levels       0.65             0.64
  Janus Olympus Fund              All Asset Levels       0.65             0.64
  Janus Orion Fund                All Asset Levels       0.65             0.64
  Janus Twenty Fund               All Asset Levels       0.65             0.64
  Janus Venture Fund              All Asset Levels       0.65             0.64
-----------------------------------------------------------------------------------
 INTERNATIONAL/GLOBAL
  Janus Global Life Sciences
    Fund                          All Asset Levels       0.65             0.64
  Janus Global Opportunities
    Fund(1)                       All Asset Levels       0.65             0.64
  Janus Global Technology Fund    All Asset Levels       0.65             0.64
  Janus Overseas Fund             All Asset Levels       0.65             0.64
  Janus Worldwide Fund            All Asset Levels       0.65             0.60
-----------------------------------------------------------------------------------
 CORE
  Janus Balanced Fund             All Asset Levels       0.65             0.55
  Janus Core Equity Fund          All Asset Levels       0.65             0.60
  Janus Growth and Income Fund    All Asset Levels       0.65             0.62
  Janus Special Equity Fund       All Asset Levels       0.65             0.64
-----------------------------------------------------------------------------------
 RISK-MANAGED
  Janus Risk-Managed Stock Fund   All Asset Levels       0.65             0.50
-----------------------------------------------------------------------------------
 VALUE
  Janus Mid Cap Value Fund(2)     All Asset Levels       0.65             0.64
  Janus Small Cap Value Fund(2)   All Asset Levels       0.75             0.72
-----------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                              MANAGEMENT FEES
                                   AVERAGE DAILY NET      BEFORE           AFTER
FUND NAME                           ASSETS OF FUND     REDUCTION (%)   REDUCTION (%)
-------------------------------------------------------------------------------------
 INCOME
  Janus Flexible Income Fund      First $300 Million       0.65             0.58
                                  Over $300 Million        0.55             0.48
  Janus High-Yield Fund           First $300 Million       0.75             0.65
                                  Over $300 Million        0.65             0.55
  Janus Short-Term Bond Fund      First $300 Million       0.65             0.64
                                  Over $300 Million        0.55             0.54
  Janus Federal Tax-Exempt Fund   First $300 Million       0.60             0.50
                                  Over $300 Million        0.55             0.45
-------------------------------------------------------------------------------------

(1) Formerly named Janus Global Value Fund.
(2) 50% of the management fee (less any fee waivers or expense reimbursements) is payable directly by the Fund to Perkins, the Fund's subadviser.

Effective July 1, 2004, Janus Capital has agreed by contract to waive the advisory fee payable by any of the Fixed-Income Funds in an amount equal to the amount, if any, that such Fund's normal operating expenses chargeable to its income account in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, the annual rates as shown below. Janus Capital has agreed to continue such waivers until at least March 1, 2006.

--------------------------------------------------------------------------------
                                          EXPENSE LIMIT         EXPENSE LIMIT
                                         PERCENTAGE (%)        PERCENTAGE (%)
FUND NAME                              BEFORE JULY 1, 2004   AS OF JULY 1, 2004
--------------------------------------------------------------------------------
 Janus Flexible Income Fund                   1.00                  0.93
--------------------------------------------------------------------------------
 Janus High-Yield Fund                        1.00                  0.90
--------------------------------------------------------------------------------
 Janus Short-Term Bond Fund                   0.65                  0.64
--------------------------------------------------------------------------------
 Janus Federal Tax-Exempt Fund                0.65                  0.55
--------------------------------------------------------------------------------

                                        2